Assets held for sale (Tables)	6 Months Ended
Sep. 30, 2021
Assets held for sale
Schedule of assets and liabilities held for sale

	30 September	31 March
	2021	2021
	€m	€m
Non-current assets
Investments in associates and joint ventures	1,256	1,257
Total assets held for sale	1,256	1,257